Average Annual Total Returns (Lifestyle Conservative Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:
One Year	6.54%
Five Year	5.80%
Ten Year	5.84%
Combined Index
Average Annual Return:
One Year	8.55%
Five Year	5.35%
Ten Year	5.19%
Series I, Lifestyle Conservative Trust
Average Annual Return:
One Year	9.12%
Five Year	5.08%
Ten Year	5.31%
Date of Inception	Jan. 07, 1997
Series II, Lifestyle Conservative Trust
Average Annual Return:
One Year	8.87%
Five Year	4.86%
Ten Year	5.18%
Date of Inception	Jan. 28, 2002
Series NAV, Lifestyle Conservative Trust
Average Annual Return:
One Year	9.25%
Five Year	5.12%
Ten Year	5.35%
Date of Inception	Apr. 29, 2005